Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000174035
Account Value [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund A
Accumulated Value	$ 10,000		$ 11,084	$ 11,904	$ 11,876	$ 13,049	$ 13,305	$ 14,723	$ 12,603	$ 12,764	$ 15,094	$ 16,157
C000174036
Account Value [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund C
Accumulated Value	10,000		11,003	11,727	11,613	12,660	12,812	14,074	11,951	12,019	14,110	14,991
C000174037
Account Value [Line Items]
Line Graph and Table Measure Name		Destra Flaherty & Crumrine Preferred and Income Fund I
Accumulated Value	10,000		11,130	11,981	11,983	13,197	13,490	14,963	12,840	13,037	15,457	16,592
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Accumulated Value	10,000		10,902	11,696	11,810	12,987	13,594	14,830	12,723	13,126	15,544	16,227
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Accumulated Value	10,000		10,902	11,696	11,810	12,987	13,594	14,830	12,723	13,126	15,544	16,227
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Accumulated Value	$ 10,000		$ 10,902	$ 11,696	$ 11,810	$ 12,987	$ 13,594	$ 14,830	$ 12,723	$ 13,126	$ 15,544	$ 16,227